CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 10,104	$ 10,587
Short-term bank deposits	22,711	40,495
Prepaid expenses	1,749	198
Other receivables	128	721
Total current assets	34,692	52,001
NON-CURRENT ASSETS
Property and equipment, net	648	726
Right-of-use assets, net	1,583	1,772
Intangible assets, net	22,013	21,885
Total non-current assets	24,244	24,383
Total assets	58,936	76,384
CURRENT LIABILITIES
Current maturities of long-term loan	3,078	1,542
Accounts payable and accruals:
Trade	6,733	6,966
Other	2,260	1,744
Current maturities of lease liabilities	375	427
Total current liabilities	12,446	10,679
NON-CURRENT LIABILITIES
Warrants	15,352	4,509
Long-term loan, net of current maturities	8,495	8,626
Lease liabilities	1,589	1,729
Total non-current liabilities	25,436	14,864
Total liabilities	37,882	25,543
EQUITY
Ordinary shares	27,100	27,100
Share premium	339,045	338,976
Warrants	1,408	1,408
Capital reserve	15,616	14,765
Other comprehensive loss	(1,416)	(1,416)
Accumulated deficit	(360,699)	(329,992)
Total equity	21,054	50,841
Total liabilities and equity	$ 58,936	$ 76,384